Other Non-Current Liabilities - Summary of Other Non-Current Liabilities (Detail) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Other Non current Liabilities [Abstract]
Onerous contracts - non-current liabilities	€ 0	€ 371
Other non-current liabilities	164	0
Total Other non-current liabilities	€ 164	€ 371	[1]

[1]	For information on voluntary change in accounting policy, see note 5.2.16.